NOTE 6 - EQUIPMENT	24 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – EQUIPMENT

	December 31, 2011	December 31, 2010

Computer equipment under capital lease	$223,683	$182,936
Nexus computer equipment under capital lease	42,023	42,023
Total Equipment	265,706	224,959

Less accumulated depreciation	(99,596)	(14,301)

Equipment – net	$166,110	$210,658

Depreciation expense for the years ended December 31, 2011, 2010 and period from December 12, 2006 (date of inception) to December 31, 2011 were $85,296, $14,127 and $107,311 respectively.